Intangible assets (Goodwill and intangible assets) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	$ 51,247
Intangible assets, end of year	47,117	$ 51,247
Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	229,437	230,207
Effect of movements in exchange rates	8,027	(770)
Intangible assets, end of year	237,464	229,437
Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	(178,190)	(174,385)
Amortization charge	(4,193)	(4,557)
Effect of movements in exchange rates	(7,964)	752
Intangible assets, end of year	(190,347)	(178,190)
Contracts [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	732
Intangible assets, end of year	56	732
Contracts [member] | Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	110,618	111,388
Effect of movements in exchange rates	8,027	(770)
Intangible assets, end of year	118,645	110,618
Contracts [member] | Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	(109,886)	(109,663)
Amortization charge	(739)	(975)
Effect of movements in exchange rates	(7,964)	752
Intangible assets, end of year	(118,589)	(109,886)
Intellectual Property [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	50,515
Intangible assets, end of year	47,061	50,515
Intellectual Property [member] | Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	118,819	118,819
Effect of movements in exchange rates	0	0
Intangible assets, end of year	118,819	118,819
Intellectual Property [member] | Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	(68,304)	(64,722)
Amortization charge	(3,454)	(3,582)
Effect of movements in exchange rates	0	0
Intangible assets, end of year	$ (71,758)	$ (68,304)